Income Taxes - Schedule of Effective Tax Rate (Parentheticals) (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Effective Tax Rate [Abstract]
Tax calculated at tax rate	17.00%	17.00%